1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Equity Method Investments (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Equity Method Investments

Equity Method Investments

During the year ended March 31, 2014, the Company entered into a joint venture agreement and accumulated contributions of approximately $255,000 in cash and equipment.  During the year ended March 31, 2015, the Company recognized losses of approximately $56,000.  During the year ended March 31, 2016, the Company received $100,000 for the sale of their ownership in the joint venture.

During the year ended March 31, 2018, the Company entered into a sale agreement of their rights to the Gene Therapy platform along with a $50,000 deposit for consideration of $100,000 to ThermeGene Corporation which was offset by approximately $64,000 in payables leaving a remaining receivable balance of approximately $36,000.  The Company recorded a $50,000 gain in connection with the sale of the platform.  The Company will received 10% of the purchaser’s shares, ThermeGene, which are valued at $0, which will remain anti-dilutive until ThermeGene Corporation raises $2,000,000.